Restructuring - Charges (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Feb. 26, 2017	Nov. 27, 2016	Aug. 28, 2016	May 29, 2016	Feb. 28, 2016	Nov. 29, 2015	Aug. 30, 2015	May 31, 2015	Mar. 01, 2015	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014
Restructuring Cost and Reserve [Line Items]
Charges										$ 2,274	$ 18,062	$ 129,425
Adjustments to severance and employee-related benefits										(1,789)	(4,649)	(4,347)
Noncash pension and postretirement curtailment (gains) losses, net										0	658	3,347
Total	$ 0	$ (718)	$ (627)	$ (191)	$ 1,848	$ 2,725	$ 4,054	$ 2,954	$ 4,338	312	14,071	128,425
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Charges										1,963	14,819	104,398
Adjustments to severance and employee-related benefits										(1,789)	(4,182)	(5,697)
Noncash pension and postretirement curtailment (gains) losses, net										(173)	658	3,347
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Charges										311	3,243	25,027
Adjustments to severance and employee-related benefits										0	(467)	1,350
Other										$ 311	$ 2,776	$ 26,377